UNALLOCATED RESERVE AND DISTRIBUTIONS (Tables)	12 Months Ended
Jan. 31, 2018
UNALLOCATED RESERVE AND DISTRIBUTIONS
Schedule of unallocated cash and U.S. Government securities portion of the Trust's Unallocated Reserve

	January 31, 2018	January 31, 2017
Cash and U.S. Government securities	$24,112,286	$14,151,226
Distribution payable	(15,481,612)	(1,836,801)

Unallocated cash and U.S. Government securities	$8,630,674	$12,314,425

Schedule of reconciliation of Trust's Unallocated Reserve

Unallocated Reserve, January 31, 2017	$10,205,470

Net income	33,495,567
Distributions declared	(33,193,626)

Unallocated Reserve, January 31, 2017	$10,507,411